13. Stock Options (Sept 2019 Note) (Details - Assumptions) - Stock Options [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Exercise price	$ 1.99	$ 2.09
Dividend yield	0.00%
Volatility	125.00%
Risk-free interest rate	2.44%
Expected life	3 years